Schedule of Deposits and Other Assets, Net (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Less: Allowance for expected credit loss		$ (3,758)	$ (21,410)
Less: amounts classified as non-current assets		(12,820)
Deposits and other assets, current, net		139,687	16,918
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposits	[1]	154,188	16,905
Other receivables			52
Total deposits and other assets, gross		154,188	16,957
Less: Allowance for expected credit loss		(1,681)	(39)
Deposits and other assets, net		152,507	16,918
Less: amounts classified as non-current assets		(12,820)
Deposits and other assets, current, net		139,687	16,918
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: Allowance for expected credit loss		(1,620)
Deposits, gross	[2]	706,694
Deposits, net		$ 705,074

[1]	Deposits consisted of (i) rental deposits and (ii) deposits for the purchase of intangible assets as disclosed in Note 9.
[2]	Deposits to a related party represent a good faith deposit paid pursuant to the acquisition intention agreement for a target company. The deposit is creditable toward the total purchase price upon consummation of the acquisition. The deposit is subject to customary conditions, including satisfaction of due diligence, and is refundable in whole or in part if the acquisition does not proceed, in accordance with the terms of the agreement. The balances were unsecured and non-interest bearing.